FINANCIAL STATEMENT SCHEDULE I (FINANCIAL INFORMATION OF PARENT COMPANY STATEMENT OF CASH FLOWS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (111,928,941)	$ 33,323,952	$ 68,571,257
Share-based compensation	2,249,834	2,206,025	1,614,756
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	(15,042,913)	(5,723,463)	(8,449)
Amount due from related parties	8,418,601	(7,390,878)
Net cash provided by (used in) operating activities	(10,307,234)	44,857,910	125,623,550
Investing activities:
Disposition of Nanjing Daqo	4,778,657
Net cash used in investing activities	(102,922,470)	(274,138,829)	(49,818,462)
Financing activities:
Repurchase of ordinary shares	(500,724)
Cash proceeds from issuance of ordinary share			81,282,000
Issuance cost for ordinary shares			(1,744,952)
Net cash provided by financing activities	27,143,830	112,781,530	45,556,249
Net increase (decrease) in cash and cash equivalents	(86,018,074)	(110,938,700)	122,221,362
Cash and cash equivalents at the beginning of the year	92,697,098	203,635,798	81,414,436
Cash and cash equivalents at the end of the year	6,679,024	92,697,098	203,635,798
Supplemental disclosure of cash flow information:
Total consideration	9,888,742
Less: amount due from Daqo Group	(5,110,085)
Total cash consideration received	4,778,657
Supplemental schedule of non-cash financing activities:
Conversion of Series A convertible redeemable preferred shares into ordinary shares			58,902,740
Parent Company [Member]
Operating activities:
Net income (loss)	(111,928,941)	33,323,952	68,571,257
Share of results of subsidiaries	108,228,045	(35,729,782)	(72,459,911)
Share-based compensation	2,249,834	2,206,025	1,614,756
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	(31,207)	(142,001)	1,603,280
Changes in other current liabilities	214,231	(916,531)	(1,084,748)
Amount due from related parties	(210,523)
Net cash provided by (used in) operating activities	(1,478,561)	(1,258,337)	(1,755,366)
Investing activities:
Capital contributed to subsidiaries	(4,811,175)	(37,990,278)	(33,199,062)
Receivable from investee		162,981
Cash collected from Daqo Canada	4,390,250
Disposition of Nanjing Daqo	4,778,657
Net cash used in investing activities	4,357,732	(37,827,297)	(33,199,062)
Financing activities:
Repurchase of ordinary shares	(500,724)
Repayment of other long-term borrowings			(7,130,000)
Cash proceeds from issuance of ordinary share			80,982,000
Issuance cost for ordinary shares			(1,444,953)
Net cash provided by financing activities	(500,724)		72,407,047
Net increase (decrease) in cash and cash equivalents	2,378,447	(39,085,634)	37,452,619
Cash and cash equivalents at the beginning of the year	3,291,387	42,377,021	4,924,402
Cash and cash equivalents at the end of the year	5,669,834	3,291,387	42,377,021
Supplemental disclosure of cash flow information:
Total consideration	9,888,742
Less: amount due from Daqo Group	(5,110,085)
Total cash consideration received	4,778,657
Supplemental schedule of non-cash financing activities:
Conversion of Series A convertible redeemable preferred shares into ordinary shares			$ 58,902,740